Contract Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Contract liabilities [abstract]
Disclosure of detailed information about contracts liabilities [Text Block]

	As at 31 December
	2021	2022
	RMB’000	RMB’000
Contract liabilities	424,607	372,760